Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Changes in Items of Property, Plant and Equipment

Changes in items of property, plant and equipment in 2023 are as follows:

	Land and buildings	Plant and machinery	Industrial and commercial equipment	Other tangible assets	Assets under construction and advances	Total
	(EUR thousand)
Cost
At January 1, 2022	159,915	445,739	46,269	12,891	89,946	754,760
Additions	2,306	39,399	3,524	1,337	247,961	294,527
Disposals	(293)	(2,693)	(18)	(249)	(61)	(3,314)
Reclassifications	1,386	33,917	1,467	821	(37,591)	—
Exchange differences	3,109	7,402	398	382	(1,728)	9,563
At December 31, 2022	166,423	523,764	51,640	15,182	298,527	1,055,535
Additions	9,714	41,942	5,008	317	395,858	452,839
Acquisition of Perugini S.r.l.	687	1,052	313	130	—	2,182
Disposals	—	(1,550)	(125)	(86)	—	(1,762)
Reclassifications	24,203	45,274	2,827	673	(72,977)	—
Exchange differences	2,593	5,306	349	287	(8,720)	(184)
At December 31, 2023	203,620	615,788	60,012	16,503	612,688	1,508,611

Depreciation and impairment
At January 1, 2022	69,431	248,482	35,057	9,073	—	362,043
Depreciation charge for the year	5,948	36,628	6,250	1,512	—	50,338
Impairment	—	44	—	—	—	44
Disposals	(293)	(2,210)	(5)	(240)	—	(2,748)
Exchange differences	793	3,291	130	243	—	4,457
At December 31, 2022	75,879	286,235	41,432	10,588	—	414,134
Depreciation charge for the year	7,201	47,563	6,358	1,469	—	62,591
Acquisition of Perugini S.r.l.	145	914	274	111	—	1,444
Reclassifications	(10)	—	—	10	—	—
Disposals	—	(1,505)	(72)	(85)	—	(1,662)
Exchange differences	796	2,524	131	164	—	3,615
At December 31, 2023	84,011	335,731	48,123	12,257	—	480,122

Net book value
At December 31, 2023	119,609	280,057	11,889	4,246	612,688	1,028,489
At December 31, 2022	90,544	237,529	10,208	4,594	298,527	641,402